UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03566

T. Rowe Price Growth & Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

Growth & Income Fund	September 30, 2015

T. Rowe Price Growth & Income Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 96.3%		
CONSUMER DISCRETIONARY 11.9%		
Internet & Catalog Retail 2.8%		
Amazon.com (1)	79,200	40,542
		40,542
Media 3.0%		
Comcast, Class A	553,000	31,455
Twenty-First Century Fox, Class A	473,000	12,761
		44,216
Specialty Retail 6.1%		
AutoZone (1)	31,900	23,090
Lowe's	456,300	31,448
TJX	481,600	34,396
		88,934
Total Consumer Discretionary		173,692
CONSUMER STAPLES 9.5%		
Beverages 3.3%		
PepsiCo	511,300	48,216
		48,216
Food & Staples Retailing 2.3%		
CVS Health	344,500	33,237
		33,237
Food Products 1.5%		
Mondelez International	533,000	22,317
		22,317

Crown Castle International, REIT	191,900	15,135
		52,257
Total Financials		245,513
HEALTH CARE 21.2%		
Biotechnology 0.9%		
Alexion Pharmaceuticals (1)	86,000	13,449
		13,449
Health Care Equipment & Supplies 4.3%		
Becton, Dickinson & Company	235,300	31,215
Medtronic	470,192	31,475
		62,690
Health Care Providers & Services 6.8%		
Anthem	86,800	12,152
Henry Schein (1)	164,400	21,819
McKesson	144,300	26,700
UnitedHealth Group	333,800	38,724
		99,395
Life Sciences Tools & Services 2.6%		
Agilent Technologies	344,100	11,813
Thermo Fisher Scientific	215,000	26,290
		38,103
Pharmaceuticals 6.6%		
Allergan (1)	84,900	23,077
Johnson & Johnson	207,900	19,407
Merck	382,000	18,867
Pfizer	1,146,182	36,002
		97,353
Total Health Care		310,990

INDUSTRIALS & BUSINESS SERVICES 13.2%		
Aerospace & Defense 1.6%		
Boeing	183,340	24,009
		24,009
Airlines 0.9%		
American Airlines	321,000	12,465
		12,465
Commercial Services & Supplies 1.4%		
Tyco International	590,800	19,768
		19,768
Industrial Conglomerates 8.1%		
3M	212,000	30,055
Danaher	580,300	49,447
GE	1,562,200	39,399
		118,901
Machinery 1.2%		
Illinois Tool Works	214,800	17,680
		17,680
Total Industrials & Business Services		192,823
INFORMATION TECHNOLOGY 16.0%		
Communications Equipment 1.6%		
Cisco Systems	913,700	23,985
		23,985
Electronic Equipment, Instruments & Components 1.0%		
TE Connectivity	230,200	13,787
		13,787
Internet Software & Services 3.6%		
Facebook (1)	208,320	18,728

Google, Class A (1)	26,300	16,789
Google, Class C	27,572	16,775
		52,292
IT Services 6.0%		
Fiserv (1)	518,500	44,907
Visa, Class A	615,600	42,883
		87,790
Software 2.5%		
Microsoft	827,600	36,629
		36,629
Technology Hardware, Storage & Peripherals 1.3%		
Apple	175,700	19,380
		19,380
Total Information Technology		233,863
TELECOMMUNICATION SERVICES 1.1%		
Wireless Telecommunication Services 1.1%		
T-Mobile US (1)	403,300	16,055
Total Telecommunication Services		16,055
UTILITIES 5.6%		
Electric Utilities 5.6%		
Duke Energy	166,533	11,980
Edison International	393,900	24,843
FirstEnergy	679,700	21,282
XCEL Energy	695,200	24,617
Total Utilities		82,722
Total Common Stocks (Cost $961,193)		1,409,997

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Growth & Income Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Growth & Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on December 21, 1982. The fund seeks long-term capital growth and current income primarily through investments in stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On September 30, 2015, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values. There were no material transfers between Levels 1 and 2 during the period ended September 30, 2015.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2015, the cost of investments for federal income tax purposes was $1,004,916,000. Net unrealized gain aggregated $448,804,000 at period-end, of which $470,940,000 related to appreciated investments and $22,136,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth & Income Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 24, 2015